SYSTEM COMPONENTS AND LEASED SYSTEMS, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
System Components And Leased Systems Net
System components	$ 2,100	$ 1,175
Leased System components	$ 1,166	$ 1,662